Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	ANCHOR SERIES TRUST
Entity Central Index Key	0000726735
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 27, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	May 01, 2020
SA PGI Asset Allocation Portfolio | Class 2
Prospectus:
Trading Symbol	STAAB
SA PGI Asset Allocation Portfolio | Class 1
Prospectus:
Trading Symbol	STAAA
SA Wellington Capital Appreciation Portfolio | Class 2
Prospectus:
Trading Symbol	ASCAB
SA Wellington Capital Appreciation Portfolio | Class 1
Prospectus:
Trading Symbol	ASCAA
SA Wellington Government and Quality Bond Portfolio | Class 2
Prospectus:
Trading Symbol	ASGQB
SA Wellington Government and Quality Bond Portfolio | Class 1
Prospectus:
Trading Symbol	ASGQA
SA Wellington Strategic Multi-Asset Portfolio | Class 1
Prospectus:
Trading Symbol	ASTMA